PRINCIPAL ACCOUNTING POLICIES - Property and equipment, net (Details)	12 Months Ended
Dec. 31, 2021
Computer equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Office facilities | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Office facilities | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Vehicles
Property, Plant and Equipment [Line Items]
Estimated useful lives	8 years
Software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years